Description of Business and Segmented Disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Reportable Segments [Abstract]
Schedule of Segment and Operational Information
A) Results of Operations – Segment and Operational Information

	Upstream
	Oil Sands		Conventional		Offshore		Total
For the years ended December 31,	2024	2023	2024	2023	2024	2023	2024	2023
Gross Sales
External Sales	21,857	20,608	1,211	1,488	1,572	1,617	24,640	23,713
Intersegment Sales	6,590	5,584	1,848	1,785	—	—	8,438	7,369
	28,447	26,192	3,059	3,273	1,572	1,617	33,078	31,082
Royalties	(3,274)	(3,059)	(76)	(112)	(99)	(99)	(3,449)	(3,270)
Revenues	25,173	23,133	2,983	3,161	1,473	1,518	29,629	27,812
Expenses
Purchased Product	1,851	1,457	1,823	1,695	—	—	3,674	3,152
Transportation and Blending	11,000	10,774	320	298	11	16	11,331	11,088
Operating	2,511	2,716	555	590	423	384	3,489	3,690
Realized (Gain) Loss on Risk Management	20	17	(6)	(5)	—	—	14	12
Operating Margin	9,791	8,169	291	583	1,039	1,118	11,121	9,870
Unrealized (Gain) Loss on Risk Management	(16)	15	4	(19)	—	—	(12)	(4)
Depreciation, Depletion and Amortization	3,117	2,993	442	386	563	487	4,122	3,866
Exploration Expense	2	19	1	6	66	17	69	42
(Income) Loss From Equity- Accounted Affiliates	(14)	6	2	—	(53)	(57)	(65)	(51)
Segment Income (Loss)	6,702	5,136	(158)	210	463	671	7,007	6,017

	Downstream
	Canadian Refining		U.S. Refining		Total
For the years ended December 31,	2024	2023	2024	2023	2024	2023
Gross Sales
External Sales	4,787	5,385	28,299	26,376	33,086	31,761
Intersegment Sales	523	848	9	17	532	865
	5,310	6,233	28,308	26,393	33,618	32,626
Royalties	—	—	—	—	—	—
Revenues	5,310	6,233	28,308	26,393	33,618	32,626
Expenses
Purchased Product	4,483	4,919	25,769	23,354	30,252	28,273
Transportation and Blending	—	—	—	—	—	—
Operating	907	639	2,763	2,562	3,670	3,201
Realized (Gain) Loss on Risk Management	—	—	8	—	8	—
Operating Margin	(80)	675	(232)	477	(312)	1,152
Unrealized (Gain) Loss on Risk Management	—	—	8	(17)	8	(17)
Depreciation, Depletion and Amortization	185	185	462	486	647	671
Exploration Expense	—	—	—	—	—	—
(Income) Loss From Equity-Accounted Affiliates	—	—	—	—	—	—
Segment Income (Loss)	(265)	490	(702)	8	(967)	498

	Corporate and Eliminations		Consolidated
For the years ended December 31,	2024	2023	2024	2023
Gross Sales
External Sales	—	—	57,726	55,474
Intersegment Sales	(8,970)	(8,234)	—	—
	(8,970)	(8,234)	57,726	55,474
Royalties	—	—	(3,449)	(3,270)
Revenues	(8,970)	(8,234)	54,277	52,204
Expenses
Purchased Product	(7,823)	(6,710)	26,103	24,715
Transportation and Blending	(793)	(947)	10,538	10,141
Purchased Product, Transportation and Blending (1)	(8,616)	(7,657)	36,641	34,856
Operating	(318)	(539)	6,841	6,352
Realized (Gain) Loss on Risk Management	24	(3)	46	9
Unrealized (Gain) Loss on Risk Management	16	73	12	52
Depreciation, Depletion and Amortization	102	107	4,871	4,644
Exploration Expense	—	—	69	42
(Income) Loss From Equity-Accounted Affiliates	(1)	—	(66)	(51)
Segment Income (Loss)	(177)	(215)	5,863	6,300
General and Administrative	794	688	794	688
Finance Costs, Net (1)	514	538	514	538
Integration, Transaction and Other Costs	166	85	166	85
Foreign Exchange (Gain) Loss, Net	462	(67)	462	(67)
(Gain) Loss on Divestiture of Assets (1)	(119)	20	(119)	20
Re-measurement of Contingent Payments	30	59	30	59
Other (Income) Loss, Net	(55)	(63)	(55)	(63)
	1,792	1,260	1,792	1,260
Earnings (Loss) Before Income Tax			4,071	5,040
Income Tax Expense (Recovery)			929	931
Net Earnings (Loss)			3,142	4,109
(1)Revised presentation as of January 1, 2024. See Note 4.
Schedule of Revenues by Product
B) External Sales by Product

	Upstream
	Oil Sands		Conventional		Offshore		Total
For the years ended December 31,	2024	2023	2024	2023	2024	2023	2024	2023
Crude Oil	21,183	20,022	207	238	321	401	21,711	20,661
Natural Gas and Other	332	271	648	988	925	901	1,905	2,160
NGLs (1)	342	315	356	262	326	315	1,024	892
External Sales	21,857	20,608	1,211	1,488	1,572	1,617	24,640	23,713

	Downstream
	Canadian Refining		U.S. Refining		Total
For the years ended December 31,	2024	2023	2024	2023	2024	2023
Gasoline	429	522	13,792	12,375	14,221	12,897
Distillates (2)	1,484	1,752	10,632	9,612	12,116	11,364
Synthetic Crude Oil	1,814	1,899	—	—	1,814	1,899
Asphalt	548	537	1,029	864	1,577	1,401
Other Products and Services	512	675	2,846	3,525	3,358	4,200
External Sales	4,787	5,385	28,299	26,376	33,086	31,761
(1)Third-party condensate sales are included within NGLs.
(2)Includes diesel and jet fuel.
Schedule of Geographical Information
C) Geographical Information

	Revenues (1)
For the years ended December 31,	2024	2023
Canada	26,791	25,128
United States	26,333	25,943
China	1,153	1,133
Consolidated	54,277	52,204
(1)Revenues by country are classified based on where the operations are located.

	Non-Current Assets (1)
As at December 31,	2024	2023
Canada	37,006	35,876
United States	5,902	5,230
China	1,249	1,608
Indonesia	295	344
Consolidated	44,452	43,058
(1)Includes exploration and evaluation (“E&E”) assets, property, plant and equipment (“PP&E”), right-of-use (“ROU”) assets, income tax receivable, investments in equity-accounted affiliates, precious metals, intangible assets and goodwill.
Schedule of Assets by Segment
D) Assets by Segment

	E&E Assets		PP&E		ROU Assets
As at December 31,	2024	2023	2024	2023	2024	2023
Oil Sands	461	729	24,646	24,443	1,018	849
Conventional	15	—	2,230	2,209	57	1
Offshore	8	9	3,365	2,798	95	102
Canadian Refining	—	—	2,511	2,469	39	28
U.S. Refining	—	—	5,538	5,014	342	268
Corporate and Eliminations	—	—	278	317	399	432
Consolidated	484	738	38,568	37,250	1,950	1,680

	Goodwill		Total Assets
As at December 31,	2024	2023	2024	2023
Oil Sands	2,923	2,923	31,668	31,673
Conventional	—	—	2,610	2,429
Offshore	—	—	4,089	3,511
Canadian Refining	—	—	2,901	2,960
U.S. Refining	—	—	9,517	8,660
Corporate and Eliminations	—	—	5,754	4,682
Consolidated	2,923	2,923	56,539	53,915

Schedule of Capital Expenditures
E) Capital Expenditures (1)

For the years ended December 31,	2024	2023
Capital Investment
Oil Sands	2,714	2,382
Conventional	421	452
Offshore
Atlantic	1,077	635
Asia Pacific	68	7
Total Upstream	4,280	3,476

Canadian Refining	208	145
U.S. Refining	488	602
Total Downstream	696	747

Corporate and Eliminations	39	75
	5,015	4,298
Acquisitions
Oil Sands	9	37
Conventional	13	5
U.S. Refining (2)	—	385
	22	427

Total Capital Expenditures	5,037	4,725
(1)Includes expenditures on PP&E, E&E assets and capitalized interest. Excludes capital expenditures related to the Company's joint ventures.
(2)In 2023, Cenovus was deemed to have disposed of its pre-existing interest in BP-Husky Refining LLC (“Toledo”) and reacquired it at fair value as required by International Financial Reporting Standard 3, "Business Combinations" (“IFRS 3”). The acquisition capital above does not include the fair value of the pre-existing interest in Toledo of $368 million.